The Group's business and general information	12 Months Ended
Jun. 30, 2019
The Group's Business and General Information [Abstract]
The Group's business and general information
1.	The Group's business and general information

Cresud was founded in 1936 as a subsidiary of Credit Foncier, a Belgian company primarily engaged in providing rural and urban loans in Argentina and administering real estate holdings foreclosed by Credit Foncier. Credit Foncier was liquidated in 1959, and as part of such liquidation, the shares of Cresud were distributed to Credit Foncier's shareholders. From the 1960s through the end of the 1970s, the business of Cresud shifted exclusively to agricultural activities.

In 2002, Cresud acquired a 19.85% interest in IRSA, a real estate company related to certain shareholders of Cresud. In 2009, Cresud increased its ownership percentage in IRSA to 55.64% and IRSA became Cresud's direct principal subsidiary.

Cresud and its subsidiaries are collectively referred to hereinafter as the Group.

Main shareholders of the Company are jointly Inversiones Financieras del Sur S.A. and Agroinvestment S.A. Both entities are companies incorporated in Uruguay and belong to the same controlling group and ultimate beneficiary.

The Board of Directors has approved these Financial Statements for issuance on September 9, 2019.

As of June 30, 2019, the Group operates in two major lines of business: (i) agricultural business and (ii) urban properties and investments business, which is divided into two operations centers: (a) Operations Center in Argentina and (b) Operations Center in Israel. They are developed through several operating companies and the main ones are listed below (Note 7):

(i)	Corresponds to Group's associates, which are hence excluded from consolidation.
(ii)	The results for the fiscal year 2018 and 2017 are included in discontinued operations, due to the loss of control in June 2018 (see Note 4.(p)).
(iii)	Disclosed as financial assets held for sale.
(iv)	Assets and liabilities are disclosed as held for sale and the results as discontinued operations.
(v)	See Note 4 for more information about the change within the Operations Center in Israel.

Agricultural Business

Within the agricultural business, the Group, through Cresud, engaged in the operation of crop production, cattle feeding, raising, fattening and slaughtering, milk production, sugarcane production, brokerage activities and sale of supplies. The Group currently has agricultural operations and investments in Argentina, Brazil, Uruguay, Paraguay and Bolivia.

Cresud's shares are listed on the BYMA (BYMA: CRES) and in NASDAQ (NASDAQ: CRESY). The shares of our subsidiary Brasilagro are listed and traded on both the Novo Mercado del BOVESPA (SAO: AGRO3) and the NYSE (NYSE: LND).

Urban Properties and Investments Business

Operations Center in Argentina

The activities of the Operations Center in Argentina are mainly developed through IRSA and its principal subsidiary, IRSA CP. Through IRSA and IRSA CP, the Group owns, manages and develops 14 shopping malls across Argentina, a portfolio of offices and other rental properties in the Autonomous City of Buenos Aires, and it entered the United States of America ("USA") real estate market in 2009, mainly through the acquisition of non-controlling interests in office buildings and hotels. Through IRSA or IRSA CP, the Group also develops residential properties for sale. The Group, through IRSA, is also involved in the operation of branded hotels. The Group uses the term "real estate" indistinctively in these Consolidated Financial Statements to denote investment, development and/or trading properties activities. IRSA CP's shares are listed and traded on both the BYMA (BYMA: IRCP) and the NASDAQ (NASDAQ: IRCP). IRSA's shares are listed on the BYMA (BYMA: IRSA) and the NYSE (NYSE: IRSA).

The activities of the Group's "Others" segment is carried out mainly through BHSA, where IRSA holds, directly or indirectly, a 29.91% interest (considering treasury shares). BHSA is a commercial bank offering a wide variety of banking activities and related financial services to individuals, small and medium-sized companies and large corporations, including the provision of mortgaged loans. BHSA's shares are listed on the BYMA (BYMA: BHIP).

Operations Center in Israel

The activities of the Operations Center in Israel are mainly developed through the subsidiaries, IDBD and DIC, whose activities correspond to one of the Israeli largest and most diversified conglomerates, which are involved, through its subsidiaries and other investments, in several markets and industries, including real estate, supermarkets, insurance, telecommunications, and others; controlling or holding an equity interest in companies such as Clal (Insurance), Cellcom (Telecommunications), Shufersal (Supermarkets), PBC (Real Estate), among others. IDBD is listed in the TASE as a "Debentures Company" in accordance with Israeli law, since some series of bonds are traded in that Exchange. DIC shares are listed in the TASE.

IDBD and DIC have certain restrictions and financial agreements in relation to their financial debt, including their debentures and loans with banks and financial institutions. Regarding IDBD's financial position, its cash flow and its ability to meet its financial debt commitments, the following should be considered:

As of June 30, 2019, considering IDBD, had negative equity, negative operating cash flows and a low credit rating of its debentures certain bondholders hired a representative and legal advisors to evaluate a potential procedure for declaring the insolvency of IDBD. IDBD cash flows forecast for the next 24 months presented to The Board of Directors assumes that IDBD will receive, among other things, proceeds from the sale of private investments which are directly owned by IDBD, in such way that IDBD expects to fulfill all its obligations for the next 24 months. While the realization of these plans does not depend entirely on factors under its control, IDBD estimates that it will succeed in the execution of these or other plans.

Additionally, IRSA's Board of Directors has approved a commitment with Dolphin to make capital contributions in Dolphin for up to NIS 210, in accordance with a schedule of commitments assumed by Dolphin with IDBD as described below between September 2019 and September 2021. IRSA is the guarantor of these commitments.

Dolphin assumed the commitments to make contributions to IDBD depending on the occurrence of certain circumstances in accordance with the following scheme: (i) NIS 70 that were contributed on September 2, 2019; (ii) NIS 70 to be contributed at any time between September 3, 2019 and September 2, 2020 and (iii) NIS 70 to be contributed at any time between September 3, 2020 and September 2, 2021. In accordance with Dolphin and IDBD’s commitment, these contributions may be considered as capital contributions which will result in the issuance of new IDBD shares in favor of the controlling company, or may be granted in the form of as a subordinated loan.

IDBD will have the right to request a payment advance of the second installment of a sum of up to NIS 40 as an advance of the second installment payment if it does not have the resources to finance the third buyer of Clal (Note 4), subject to the approval of the Audit Committee and Board of Directors.

Additionally, IDBD agreed to cooperate with the trustees by giving them information about material developments in the rights or assets of the Group and the assets which are pledge to them.

The commitments and other restrictions resulting from the indebtedness of IDBD and DIC have no effect on IRSA since such indebtedness has no recourse against IRSA, nor has IRSA guaranteed it with its assets, except for the commitment to provide funds to Dolphin as described above. Based on the foregoing, IRSA's financial risk with respect to the Operations Center in Israel is limited to the aforementioned commitments and the equity risk as of June 30, 2019, as a result of the pledges granted on the shares of DIC (Note 4.(n)), is limited to the net assets of the Operations Center in Israel which totalize the amount of NIS 648 (Ps. 7,734) as of June 30, 2019.